Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income in Equity Investments in Listed Securities and Unlisted Securities (Details) - CNY (¥)
¥ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Equity investments	¥ 26,231	¥ 14,498
Equity investments in listed entities | Fair value in other comprehensive income
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Equity investments	26,217	14,498
Equity investments in unlisted entities | Fair value in other comprehensive income
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Equity investments	¥ 14	¥ 0